Supplemental Information with Respect to Cash Flows	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement Text Block Abstract
SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS
29.	SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

	2022	2021	2020
Change in non-cash working capital:
Trade and other receivables	$(116,304)	$187,432	$(2,773,808)
Prepaids	(19,238)	594,734	(496,132)
Inventory	(3,028,071)	(3,075,532)	(601,487)
Advances to suppliers	314,315	264,383	(83,860)
Accounts payable and accrued liabilities	664,629	(158,906)	1,372,389
Deferred revenue	149,600	-	-
Due to/from related party	-	214,456	(76,866)
	$(2,035,069)	$(1,973,433)	$(2,659,764)

During the year ended December 31, 2022, the Company paid $95,735 (December 31, 2021 - $772,300, December 31, 2020 - $872,505) in interest and $Nil (December 31, 2021 and 2020 - $Nil) in income taxes.

During the year ended December 31, 2022, the Company incurred the following non-cash investing or financing activities:

(a)	Recognized $174,352 in right of use assets and $174,351 in lease liabilities.

(b)	Issued $232,300 in share capital in settlement of debt.

(c)	Issued $4,138,000 in share capital to settle $3,200,000 of convertible debentures.

During the year ended December 31, 2021, the Company incurred the following non-cash investing or financing activities:

(d)	Recognized $910,055 in right of use assets and $833,766 in lease liabilities.

(e)	Issued $560,000 in share capital which was accrued in the prior year for services.

(f)	Issued $36,050 in share capital in settlement of debt.

During the year ended December 31, 2020, the Company incurred the following non-cash investing or financing activities:

(a)	Reclassified $40,980 from convertible debenture to share capital as the result of a conversion of $57,692 of debentures into 1,149 shares.

(b)	Recognized $912,916 of accretion of the convertible debentures, classified $56,471 of long-term debt, $127,776 of lease obligations and $6,160,769 of convertible debentures all as current liabilities.

(c)	Issued shares with a value of $710,970 and accrued shares to be issued of $560,000 in exchange for services.

(d)	Recognized $306,085 in right of use assets and lease liabilities.